Housing loans and deposits from customers in the banking business (Tables)	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Aggregate Amounts of Annual Maturities of Time Deposits with Remaining Term of More Than One Year

At March 31, 2015, aggregate amounts of annual maturities of time deposits with a remaining term of more than one year are as follows:

Fiscal year ending March 31	Yen in millions
2017	29,535
2018	11,118
2019	5,513
2020	9,512
2021	11,912
Later fiscal years	33,935

Total	101,525